Secured Term Loan Facilities and Revolving Credit Facilities - Summary of Secured Term Loan Facilities and Deferred Financing Costs Split Between Current and Non-Current Liabilities (Details) - USD ($)
$ in Thousands
	Jun. 30, 2024	Dec. 31, 2023
Current Liability
Current portion of secured term loan facilities and revolving credit facilities	$ 120,815	$ 123,024
Less: current portion of deferred financing costs	(2,365)	(2,697)
Current portion of secured term loan facilities and revolving credit facilities, net of deferred financing costs	118,450	120,327
Non-Current Liability
Less: non-current portion of deferred financing costs	(3,026)	(4,156)
Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	617,201	683,317
Nonrelated Party
Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion	582,139	646,131
Related Party
Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion	$ 38,088	$ 41,342